Stock Compensation (Details) - $ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ending Balance, Shares Under Options	670,740
Share-based Payment Arrangement, Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning Balance, Shares Under Options	598,740	561,740
Options granted, Shares Under Options	72,000	57,000
Options forfeited, Shares Under Options	0	(20,000)
Ending Balance, Shares Under Options	670,740	598,740
Beginning Balance, Weighted Average Exercise Price	$ 6.76	$ 7.32
Options granted, Weighted Average Exercise Price	2.00	4.00
Options forfeited, Weighted Average Exercise Price	0	4.00
Ending Balance, Weighted Average Exercise Price	$ 5.57	$ 6.76
Beginning Balance, Weighted Average Remaining Contractual Term (Years)		5 years 7 months 24 days
Ending Balance, Weighted Average Remaining Contractual Term (Years)	5 years 10 months 13 days	6 years 3 months 7 days